Income Taxes - Income Tax Reconciliation (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Provision for income taxes at Hong Kong profits tax rates	$ 325	$ 191	$ 142
Current tax in other jurisdictions	849	735	681
Effect of income not chargeable for tax purpose	(154)	(32)	(3)
Effect of expenses not deductible for tax purpose	0		10
Tax effect of unused tax losses not recognized	27	13	10
Provision for income tax	$ 1,047	$ 907	$ 840